Promissory Notes	9 Months Ended
Sep. 30, 2019
Promissory Notes
Promissory Notes

NOTE 5 – PROMISSORY NOTES

As of September 30, 2019 and December 31, 2018, promissory notes with principal and interest totaling $249,137 and $0, respectively, were outstanding. Promissory notes bear interest of 10% per annum, are unsecured and mature on December 31, 2021. Included in promissory notes is principal and interest of $172,874 due to Nadav Elituv, the Company's Chief Executive Officer.